GOVERNMENTAL SUPPORT	12 Months Ended
Dec. 31, 2021
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 14 – GOVERNMENTAL SUPPORT

During 2021 and 2020, governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. In the United States of America, the government has approved a payroll support of $15,918 and $13,680, respectively to the American subsidiary of the Company. Out of those amounts, the American subsidiary recognized amounts of $16,925 and $12,672 as reduction of labor expenses for the years ended December 31, 2021 and 2020, respectively. During the years ended December 31, 2021 and 2020, the Dutch government has provided financial assistance of €18,135 and €17,619 ($22,608 and $21,645 as of December 31, 2021 and 2020), respectively. The Dutch government extended the support program until March, 2022 and will not extended it beyond. For the months January through March 2022, the Company was granted additional assistance up to €4,556. In Germany, the employees are eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount. The Company applied for this support starting from April 2020 to June 2021. These available governmental support plans might be extended and/or changed according to the future COVID-19 developments, although currently the Company does not expect those measures to be renewed or extended.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and will have to be paid in 60 installments, starting March 2023, except for VAT payments starting October 2022. As of December 31, 2021 and 2020, the Company accumulated debt of €33,456 and €20,796 ($38,011 and $25,548 as of December 31, 2021 and 2020), respectively to the Dutch tax authorities. In Germany, the government postponed the payment of the VAT for the period February through April, 2020. The Company accumulated €5,462 ($6,710 as of December 31, 2020) which was paid during the year 2021.